8. NOTES PAYABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Notes payable in default, including related parties	$ 319	$ 776
Dr. Imhoff
Notes payable in default, including related parties	0	199
Dr. Cartwright
Notes payable in default, including related parties	1	2
Ms. Rosenstock
Notes payable in default, including related parties	0	50
Mr. Fowler
Notes payable in default, including related parties	26	26
Mr. Mermelstein
Notes payable in default, including related parties	275	244
GPB
Notes payable in default, including related parties	17	17
Aquarius
Notes payable in default, including related parties	0	108
Accilent
Notes payable in default, including related parties	0	58
Mr. Blumberg
Notes payable in default, including related parties	0	70
Mr. James
Notes payable in default, including related parties	$ 0	$ 2